STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Total	Limited Partner [Member]	General Partner [Member]	Series Fifteen [Member]	Series Fifteen [Member] Limited Partner [Member]	Series Fifteen [Member] General Partner [Member]	Series Sixteen [Member]	Series Sixteen [Member] Limited Partner [Member]	Series Sixteen [Member] General Partner [Member]	Series Seventeen [Member]	Series Seventeen [Member] Limited Partner [Member]	Series Seventeen [Member] General Partner [Member]	Series Eighteen [Member]	Series Eighteen [Member] Limited Partner [Member]	Series Eighteen [Member] General Partner [Member]	Series Nineteen [Member]	Series Nineteen [Member] Limited Partner [Member]	Series Nineteen [Member] General Partner [Member]
Partners' capital (deficit) at Mar. 31, 2012	$ (19,577,591)	$ (17,526,537)	$ (2,051,054)	$ (3,608,167)	$ (3,249,896)	$ (358,271)	$ (8,215,722)	$ (7,666,956)	$ (548,766)	$ (6,695,530)	$ (6,207,797)	$ (487,733)	$ (4,870,038)	$ (4,511,110)	$ (358,928)	$ 3,811,866	$ 4,109,222	$ (297,356)
Net income (loss)	1,623,764	1,607,526	16,238	(152,736)	(151,209)	(1,527)	(165,922)	(164,263)	(1,659)	85,976	85,116	860	681,398	674,584	6,814	1,175,048	1,163,298	11,750
Partners' capital (deficit) at Mar. 31, 2013	(17,953,827)	(15,919,011)	(2,034,816)	(3,760,903)	(3,401,105)	(359,798)	(8,381,644)	(7,831,219)	(550,425)	(6,609,554)	(6,122,681)	(486,873)	(4,188,640)	(3,836,526)	(352,114)	4,986,914	5,272,520	(285,606)
Distributions to partners	(4,462,881)	(4,462,881)	0	0	0	0	0	0	0	(382,881)	(382,881)	0	0	0	0	(4,080,000)	(4,080,000)	0
Net income (loss)	5,815,204	5,757,052	58,152	(117,270)	(116,097)	(1,173)	508,571	503,485	5,086	5,558,239	5,502,657	55,582	(21,394)	(21,180)	(214)	(112,942)	(111,813)	(1,129)
Partners' capital (deficit) at Mar. 31, 2014	$ (16,601,504)	$ (14,624,840)	$ (1,976,664)	$ (3,878,173)	$ (3,517,202)	$ (360,971)	$ (7,873,073)	$ (7,327,734)	$ (545,339)	$ (1,434,196)	$ (1,002,905)	$ (431,291)	$ (4,210,034)	$ (3,857,706)	$ (352,328)	$ 793,972	$ 1,080,707	$ (286,735)